LESSEE DISCLOSURES (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Leases [Abstract]
At 1 January	£ 1,119	£ 1,268	£ 1,434
Exchange and other adjustments	0	(9)
Additions	97	71
Disposals	(33)	(12)
Depreciation charge for the year	(213)	(216)
At 31 December	1,119	1,268
Payments of lease liabilities, classified as financing activities	£ 204	£ 243